Deferred Contract Costs (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Contract Costs
as of December 31, 2017 and 2016 consisted of the following (in millions):

	2017	2016
Installations and conversions in progress	104	87
Incremental contract origination costs completed, net	127	96
Costs to fulfill a contract, net	123	117
Total deferred contract costs, net	$354	$300